Property and Equipment, Net	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment, Net	Property and Equipment, Net
Property and equipment consists of the following (in thousands):

	As of
	September 30, 2021	December 31, 2020
Computer equipment	$4,152	$3,513
Furniture and office equipment	1,398	1,041
Leasehold improvements	1,029	667
Capital leases	5,750	—
Total property and equipment	12,329	5,221
Less: accumulated depreciation and amortization	(3,938)	(2,253)
Property and equipment, net	$8,391	$2,968
Depreciation and amortization expense related to property and equipment was $813 and $1,947 for the three and nine months ended September 30, 2021, respectively, and $240 and $651 for the three and nine months ended September 30, 2020, respectively.
Property and Equipment, Net
Property and equipment consists of the following:

	As of December 31,
	2019	2020
Computer equipment	$2,305	$3,513
Furniture and office equipment	688	1,041
Leasehold improvements	97	667
Total property and equipment	3,090	5,221
Less: accumulated depreciation and amortization	(1,485)	(2,253)
Property and equipment, net	$1,605	$2,968
Depreciation and amortization expense related to property and equipment was $868 and $1,013 for the years ended December 31, 2019 and 2020, respectively.